Amortized Cost and Fair Value of Available for Sale Fixed Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale fixed-maturity securities, amortized cost
Due in one year or less, amortized cost	$ 1,546,150
Due after one year through five years, amortized cost	13,572,313
Due after five years through ten years, amortized cost	19,833,072
Due after ten years, amortized cost	36,284,633
Structured securities, amortized cost	12,793,477
Total available-for-sale fixed-maturity securities, amortized cost	84,029,645	$ 79,180,533
Held-to-maturity fixed-maturity securities, amortized cost
Due after one year through five years, amortized cost	28
Structured securities, amortized cost	0
Total fixed-maturity securities, held-to-maturity, Amortized cost of cost	28	55
Available-for-sale fixed-maturity securities, fair value
Due in one year or less, fair value	1,578,807
Due after one year through five years, fair value	14,342,672
Due after five years through ten years, fair value	20,189,034
Due after ten years, fair value	38,581,463
Structured securities, fair value	12,854,995
Total available-for-sale fixed-maturity securities, fair value	87,546,971	80,734,468
Held-to-maturity fixed-maturity securities, fair value
Due after one year through five years, fair value	33
Structured securities, fair value	3,597
Total held-to-maturity fixed-maturity securities, fair value	$ 3,630	$ 5,279